UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.85%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                             $    479,258,249

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $462,414,794)                                                   479,258,249
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $462,414,794)                                                      99.85%                                    $    479,258,249

OTHER ASSETS AND LIABILITIES, NET                                         0.15                                              712,477
                                                                        ------                                     ----------------

TOTAL NET ASSETS                                                        100.00%                                    $    479,970,726
                                                                        ------                                     ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.65%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 4.11%
        518,500    JONES APPAREL GROUP INCORPORATED<<                                                              $     15,850,545
      1,162,400    TOMMY HILFIGER CORPORATION                                                                            15,483,168

                                                                                                                         31,333,713
                                                                                                                   ----------------

BUSINESS SERVICES - 13.14%
        496,500    CATALINA MARKETING CORPORATION<<                                                                      11,881,245
        205,200    EQUIFAX INCORPORATED                                                                                   7,469,280
        757,250    IMS HEALTH INCORPORATED                                                                               20,619,918
      1,125,500    MONEYGRAM INTERNATIONAL INCORPORATED                                                                  23,680,520
      4,302,000    PARAMETRIC TECHNOLOGY CORPORATION+                                                                    29,683,800
        222,963    VIAD CORPORATION                                                                                       6,856,112

                                                                                                                        100,190,875
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 4.64%
        417,678    ALBEMARLE CORPORATION<<                                                                               15,913,532
        397,420    VALSPAR CORPORATION<<                                                                                 19,497,425

                                                                                                                         35,410,957
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 1.31%
        345,965    SOUTH FINANCIAL GROUP INCORPORATED                                                                    10,019,146
                                                                                                                   ----------------

EATING & DRINKING PLACES - 5.11%
        478,500    ARAMARK CORPORATION CLASS B<<                                                                         13,321,440
        638,371    CBRL GROUP INCORPORATED<<                                                                             25,004,992
         12,150    WENDY'S INTERNATIONAL INCORPORATED                                                                       628,155

                                                                                                                         38,954,587
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.34%
        410,000    ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                10,717,394
        690,476    AVX CORPORATION<<                                                                                      9,431,902
        608,700    FLEXTRONICS INTERNATIONAL LIMITED<<                                                                    8,241,798
      1,222,165    MYKROLIS CORPORATION                                                                                  19,921,289

                                                                                                                         48,312,383
                                                                                                                   ----------------

FOOD & KINDRED PRODUCTS - 1.06%
        312,900    PEPSIAMERICAS INCORPORATED                                                                             8,066,562
                                                                                                                   ----------------

FURNITURE & FIXTURES - 2.07%
      1,076,200    STEELCASE INCORPORATED                                                                                15,755,568
                                                                                                                   ----------------

GENERAL MERCHANDISE STORES - 5.37%
      2,638,500    BIG LOTS INCORPORATED+<<                                                                              34,221,345
        331,683    DOLLAR GENERAL CORPORATION                                                                             6,739,799

                                                                                                                         40,961,144
                                                                                                                   ----------------

HEALTH SERVICES - 2.54%
        371,700    UNIVERSAL HEALTH SERVICES CLASS B<<                                                                   19,343,268
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 13.28%
        329,967    CARLISLE COMPANIES INCORPORATED<<                                                                     21,731,627
        520,900    DOVER CORPORATION                                                                                     21,492,334
      1,886,800    ENTEGRIS INCORPORATED+                                                                                22,207,636
         90,000    NORDSON CORPORATION<<                                                                                  3,003,300


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        945,130    PALL CORPORATION                                                                                $     29,270,676
         95,100    TENNANT COMPANY                                                                                        3,518,700

                                                                                                                        101,224,273
                                                                                                                   ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.55%
      1,013,814   UNUMPROVIDENT CORPORATION<<                                                                            19,414,538
                                                                                                                   ----------------

INSURANCE CARRIERS - 5.36%
        116,744    AMBAC FINANCIAL GROUP INCORPORATED                                                                     8,386,889
        328,893    MBIA INCORPORATED<<                                                                                   19,976,961
        284,424    PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                              12,500,435

                                                                                                                         40,864,285
                                                                                                                   ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.27%
        608,200    HAEMONETICS CORPORATION                                                                               25,684,286
        194,549    ITRON INCORPORATED+<<                                                                                  9,425,899
        678,000    METTLER-TOLEDO INTERNATIONAL INCORPORATED                                                             35,595,000

                                                                                                                         70,705,185
                                                                                                                   ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.34%
        812,158    HASBRO INCORPORATED                                                                                   17,818,746
                                                                                                                   ----------------

MISCELLANEOUS RETAIL - 4.28%
        958,870    ZALE CORPORATION+<<                                                                                   32,601,580
                                                                                                                   ----------------

PRIMARY METAL INDUSTRIES - 3.25%
        545,952    HUBBELL INCORPORATED CLASS B<<                                                                        24,786,221
                                                                                                                   ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.45%
        405,500    HARTE HANKS INCORPORATED                                                                              11,029,600
                                                                                                                   ----------------

TRANSPORTATION EQUIPMENT - 3.85%
      1,046,425    FEDERAL SIGNAL CORPORATION                                                                            18,312,437
        472,400    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                      11,025,816

                                                                                                                         29,338,253
                                                                                                                   ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 5.33%

      1,057,400    HAIN CELESTIAL GROUP INCORPORATED<<                                                                   20,968,242
        406,000    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  19,666,640

                                                                                                                         40,634,882
                                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $627,232,249)                                                                                 736,765,766
                                                                                                                   ----------------

COLLATERAL FOR SECURITIES LENDING - 17.51%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.02%
      3,141,840    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 3,141,840
      4,629,607    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        4,629,607

                                                                                                                          7,771,447
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 16.49%
$    20,000,000    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $20,001,833 )                                        3.30%         08/01/2005          20,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$   105,700,000    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $105,709,572)                                        3.26%         08/01/2005   $    105,700,000

                                                                                                                        125,700,000
                                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $133,471,447)                                                             133,471,447
                                                                                                                   ----------------

SHORT-TERM INVESTMENTS - 3.17%
     24,200,397    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           24,200,397
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,200,397)                                                                          24,200,397
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $784,904,093)*                                     117.33%                                                   $    894,437,610

OTHER ASSETS AND LIABILITIES, NET                        (17.33)                                                       (132,097,512)
                                                         ------                                                    -----------------

TOTAL NET ASSETS                                         100.00%                                                   $    762,340,098
                                                         ------                                                    ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $24,200,397.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 0.71%
$     1,240,062    CAPITAL AUTO RECEIVABLES ASSET TRUST+/-++                            3.40%        06/15/2006    $      1,240,062
      3,157,861    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                     3.18         05/15/2006           3,157,861

TOTAL ASSET-BACKED SECURITIES (COST $4,397,923)                                                                           4,397,923
                                                                                                                   ----------------

AGENCY NOTES - INTEREST BEARING - 1.63%
      5,000,000    FHLB                                                                 4.00         08/18/2006           5,000,000
      5,000,000    FNMA                                                                 6.00         12/15/2005           5,041,926

TOTAL AGENCY NOTES - INTEREST BEARING (COST $10,041,926)                                                                 10,041,926
                                                                                                                   ----------------

CERTIFICATES OF DEPOSIT - 1.95%
     12,000,000    BNP PARIBAS NEW YORK                                                 3.31         09/26/2005          12,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $12,000,000)                                                                         12,000,000
                                                                                                                   ----------------

COMMERCIAL PAPER - 45.29%
     15,000,000    AQUINAS FUNDING LLC^                                                 2.94         08/16/2005          14,981,625
     15,000,000    ATLANTIS ONE FUNDING^                                                2.94         08/17/2005          14,980,400
     13,500,000    BUCKINGHAM CDO LLC^                                                  3.63         10/26/2005          13,382,933
     15,000,000    CAFCO LLC^                                                           3.31         08/26/2005          14,965,521
     15,000,000    CRC FUNDING LLC^                                                     3.35         08/26/2005          14,965,104
     15,000,000    DUPONT EI DE NEMOURS COMPANY^                                        3.36         09/26/2005          14,921,600
     15,000,000    EIFFEL FUNDING LLC^                                                  3.36         08/25/2005          14,966,400
     10,000,000    FOUNTAIN SQUARE COMMERCIAL FUNDING^                                  3.25         09/01/2005           9,972,014
     15,000,000    GEORGE STREET FINANCE LLC^                                           3.48         10/12/2005          14,895,600
     12,000,000    GRAMPIAN FUNDING LLC^                                                3.34         10/26/2005          11,904,253
     10,000,000    HSBC FINANCE CORPORATION^                                            3.23         09/14/2005           9,960,522
     15,000,000    IXIS COMMERCIAL PAPER CREDIT^                                        3.31         08/25/2005          14,966,900
     10,000,000    K2 (USA) LLC^                                                        3.25         09/01/2005           9,972,014
     15,000,000    KBC FINANCE PRODUCTS INTERNATIONAL LIMITED^                          3.45         10/21/2005          14,883,563
      7,453,000    KLIO II FUNDING CORPORATION^                                         3.18         08/12/2005           7,445,758
     10,000,000    PERRY GLOBAL FUNDING LIMITED^                                        3.22         08/23/2005           9,980,322
     10,000,000    SANTANDER CENTRAL HISPANO FINANCE^                                   3.27         09/07/2005           9,966,392
      5,000,000    SEDNA FINANCE INCORPORATED+++/-                                      3.36         07/17/2006           4,999,523
      5,000,000    SWEDISH NATIONAL HOUSING FINANCE^                                    3.42         09/27/2005           4,972,925
     12,000,000    SWEDISH NATIONAL HOUSING FINANCE^                                    3.38         11/14/2005          11,881,700
     10,000,000    TANGO FINANCE CORPORATION^                                           3.28         09/02/2005           9,970,844
      5,000,000    TANGO FINANCE CORPORATION^                                           3.48         10/11/2005           4,965,683
     10,000,000    THAMES ASSET GLOBAL SECURITIZATION^                                  3.28         09/06/2005           9,967,200
      5,000,000    THAMES ASSET GLOBAL SECURITIZATION^                                  3.48         10/13/2005           4,964,717
     10,000,000    UBS FINANCE DELAWARE LLC^                                            3.23         09/19/2005           9,956,036

TOTAL COMMERCIAL PAPER (COST $278,789,549)                                                                              278,789,549
                                                                                                                   ----------------

CORPORATE BONDS & NOTES - 3.72%
      4,695,000    CEI CAPITAL LLC+/-**                                                 3.43         03/01/2033           4,695,000
      4,760,000    CONVENIENCE HOLDING COMPANY LLC SERIES A+/-**                        3.48         09/01/2042           4,760,000
      5,000,000    LP PINEWOOD SPV LLC+/-**                                             3.43         02/01/2018           5,000,000
      2,000,000    MCDONALD'S CORPORATION+/-++                                          4.49         03/07/2006           2,011,166
      6,400,000    VANCOUVER CLINIC BUILDING WASHINGTON+/-**                            3.38         02/13/2023           6,400,000

TOTAL CORPORATE BONDS & NOTES (COST $22,866,166)                                                                         22,866,166
                                                                                                                   ----------------

MUNICIPAL BONDS & NOTES - 3.23%
      5,000,000    COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                   SERIES B (HOUSING REVENUE)+/-**                                      3.32         11/01/2033           5,000,000
      4,000,000    COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                   SERIES C (HOUSING REVENUE)+/-**                                      3.32         11/01/2036           4,000,000
      2,600,000    DENVER CITY & COUNTY AIRPORT REVENUE SERIES D
                   (AIRPORT REVENUE LOC)**+/-                                           3.38         11/15/2005           2,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
$     3,500,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                                3.32%        10/01/2021    $      3,500,000
      2,250,000    WAKE FOREST UNIVERSITY NORTH CAROLINA (OTHER REVENUE) ** +/-         3.45         09/01/2013           2,250,000
      2,550,000    WAUKESHA WI HEALTH SYSTEM INCORPORATED (HEALTHCARE FACILITIES
                   REVENUE)+/-**                                                        3.38         08/15/2026           2,550,000

TOTAL MUNICIPAL BONDS & NOTES (COST $19,900,000)                                                                         19,900,000
                                                                                                                   ----------------
EXTENDABLE BONDS - 1.63%
      5,000,000    MORGAN STANLEY+/-                                                    3.37         08/03/2006           5,000,000
      5,000,000    NORDEA BANK AB+/-++                                                  3.35         08/11/2006           5,000,000

TOTAL EXTENDABLE BONDS (COST $10,000,000)                                                                                10,000,000
                                                                                                                   ----------------

MEDIUM TERM NOTES - 9.42%
      8,000,000    BANK OF AMERICA SECURITIES+/-**                                      3.39         09/09/2034           8,000,000
     10,000,000    BARCLAYS BANK PLC NEW YORK+/-                                        3.29         06/01/2006           9,998,352
      5,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-**                             3.40         09/09/2049           5,000,000
      8,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-**                             3.46         09/09/2049           8,000,000
     10,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK+/-                               3.24         05/19/2006          10,000,000
      2,000,000    MONUMENTAL GLOBAL FUNDING II+/-++                                    3.77         04/10/2006           2,002,309
     15,000,000    NORTHERN ROCK PLC+++/-                                               3.45         01/13/2006          15,006,409

TOTAL MEDIUM TERM NOTES (COST $58,007,070)                                                                               58,007,070
                                                                                                                   ----------------

PROMISSORY NOTES - 1.46%
      9,000,000    CITIGROUP GLOBAL+/-**                                                3.38         09/09/2049           9,000,000

TOTAL PROMISSORY NOTES (COST $9,000,000)                                                                                  9,000,000
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 28.55%
     80,000,000    BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $80,007,378)                              3.32         08/01/2005          80,000,000
     10,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $10,000,931)                   3.35         08/01/2005          10,000,000
     15,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $15,001,363)                   3.27         08/01/2005          15,000,000
     16,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $16,002,924)                   3.29         08/02/2005          16,000,000
     16,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $16,004,387)                   3.29         08/03/2005          16,000,000
     16,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $16,007,333)                   3.30         08/05/2005          16,000,000
     17,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $17,001,573)                   3.33         08/01/2005          17,000,000
      5,697,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $5,697,524)                    3.31         08/01/2005           5,697,000

TOTAL REPURCHASE AGREEMENTS (COST $175,697,000)                                                                         175,697,000
                                                                                                                   ----------------

TIME DEPOSITS - 2.60%
     16,000,000    DEXIA BANK GRAND CAYMAN                                              3.29         08/04/2005          16,000,000

TOTAL TIME DEPOSITS (COST $16,000,000)                                                                                   16,000,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $616,699,634)*                                               100.19%                                         $    616,699,634

OTHER ASSETS AND LIABILITIES, NET                                   (0.19)                                               (1,183,178)
                                                                   ------                                          ----------------

TOTAL NET ASSETS                                                   100.00%                                         $    615,516,456
                                                                   ------                                          ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

** THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
COMMERCIAL PAPER - 3.40%
  $   2,000,000    LINCOLN NE ELECTRIC^                                                 2.78%        09/06/2005       $   2,000,000
      6,000,000    ROCHESTER MN HEALTH CARE^                                            2.50         08/31/2005           6,000,000
      8,100,000    ROCHESTER MN HEALTH CARE^                                            2.50         08/31/2005           8,100,000
      5,000,000    VENANGO PA IDA REVENUE SERIES 90 B (INDUSTRIAL DEVELOPMENT
                   REVENUE LOC)^                                                        2.80         10/07/2005           5,000,000

TOTAL COMMERCIAL PAPER (COST $21,100,000)                                                                                21,100,000
                                                                                                                      -------------

MUNICIPAL BONDS & NOTES - 96.48%

ALABAMA - 0.16%
      1,000,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD REVENUE ALABAMA POWER
                   COMPANY BARRY PLANT PROJECT B (INDUSTRIAL DEVELOPMENT
                   REVENUE)**+/-                                                        2.43         09/01/2031           1,000,000

TOTAL ALABAMA (COST $1,000,000)                                                                                           1,000,000
                                                                                                                      -------------

ALASKA - 0.21%
      1,275,000    ALASKA STATE HOUSING FINANCE CORPORATION MORTGAGE SERIES A
                   (HOUSING REVENUE)**+/-                                               2.40         12/01/2036           1,275,000

TOTAL ALASKA (COST $1,275,000)                                                                                            1,275,000
                                                                                                                      -------------

ARIZONA - 1.26%
      2,700,000    MARICOPA COUNTY AZ IDA MFHR VILLAS SOLANAS APARTMENTS PROJECT
                   SERIES A BANK OF CHERRY CREEK NA LOC (HOUSING REVENUE LOC)**+/-      2.38         11/15/2032           2,700,000
      5,130,000    PHOENIX AZ IDA TRUST SERIES C11 (HOUSING REVENUE)**+/-               2.45         12/01/2027           5,130,000

TOTAL ARIZONA (COST $7,830,000)                                                                                           7,830,000
                                                                                                                      -------------

CALIFORNIA - 3.69%
        350,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)**+/-           2.33         03/15/2037             350,000
        250,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING
                   REVENUE)**+/-                                                        2.36         02/01/2035             250,000
     15,000,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                   REVENUE)**+/-                                                        2.40         02/01/2038          15,000,000
         75,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                   REVENUE LOC)**+/-                                                    2.33         02/01/2017              75,000
         30,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)**+/-                                                    2.35         10/15/2038              30,000
        370,000    LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G
                   CITIBANK NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)**+/-              2.33         12/01/2030             370,000
      4,100,000    LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE
                   BONDS (HOUSING REVENUE LOC)**+/-                                     2.43         09/01/2030           4,100,000
        175,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC
                   INSURED (AIRPORT REVENUE LOC)**+/-                                   2.36         11/01/2021             175,000
        160,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING
                   REVENUE LOC)**+/-                                                    2.29         08/01/2034             160,000
      2,360,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES
                   149 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)**+/-                  2.37         08/01/2027           2,360,000

TOTAL CALIFORNIA (COST $22,870,000)                                                                                      22,870,000
                                                                                                                      -------------

COLORADO - 0.20%
      1,250,000    HUDSON CO SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)**+/-             2.54         11/01/2020           1,250,000

TOTAL COLORADO (COST $1,250,000)                                                                                          1,250,000
                                                                                                                      -------------

DISTRICT OF COLUMBIA - 1.76%
     10,935,000    METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY VA GENERAL
                   AIRPORT REVENUE MT 108 (AIRPORT REVENUE LOC)**+/-                    2.41         10/01/2014          10,935,000

TOTAL DISTRICT OF COLUMBIA (COST $10,935,000)                                                                            10,935,000
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
FLORIDA - 6.70%
  $     500,000    BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE)**+/-        2.35%        09/01/2026       $     500,000
        265,000    BROWARD COUNTY FL HFA MFHR SANCTUARY COVE APARTMENTS SERIES
                   A (HOUSING REVENUE LOC)**+/-                                         2.37         06/15/2037             265,000
      3,075,000    FLORIDA HOUSING FINANCE AGENCY ASHLEY LAKE II J (HOUSING
                   REVENUE LOC)**+/-                                                    2.36         12/01/2011           3,075,000
      4,700,000    FLORIDA HOUSING FINANCE CORPORATION HEATHER GLENN APARTMENTS
                   SERIES H (HOUSING REVENUE)**+/-                                      2.33         06/15/2036           4,700,000
      7,400,000    FLORIDA HOUSING FINANCE CORPORATION MFHR PINNACLE POINTE
                   APARTMENTS (HOUSING REVENUE LOC)**+/-                                2.39         08/01/2035           7,400,000
      3,515,000    HILLSBOROUGH COUNTY FL AVIATION AUTHORITY REVENUE PROJECT
                   2723 (AIRPORT REVENUE LOC)**+/-                                      2.41         10/01/2015           3,515,000
      4,370,000    HILLSBOROUGH COUNTY FL PORT DISTRICT REVENUE PROJECT 2571
                   (AIRPORT REVENUE LOC)**+/-                                           2.41         06/01/2020           4,370,000
      2,868,000    HILLSBOROUGH COUNTY FL PORT DISTRICT REVENUE SERIES 1019
                   (AIRPORT REVENUE LOC)**+/-                                           2.40         06/01/2018           2,868,000
      3,675,000    JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION STI PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                                2.40         12/01/2020           3,675,000
      4,575,000    ORANGE COUNTY FL HFA HOMEOWNER REVENUE MT 118 (OTHER
                   REVENUE)**+/-                                                        2.42         03/01/2034           4,575,000
      1,355,000    ORANGE COUNTY FL HFA HOMEOWNER REVENUE PROJECT 2787
                   (HOUSING REVENUE LOC)**+/-                                           2.41         09/01/2034           1,355,000
      5,250,000    SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY HOUSING FINANCE
                   (HOUSING REVENUE LOC)**+/-                                           2.42         01/01/2030           5,250,000

TOTAL FLORIDA (COST $41,548,000)                                                                                         41,548,000
                                                                                                                      -------------

GEORGIA - 4.38%
     27,200,000    CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER
                   REVENUE LOC)**+/-                                                    2.76         01/01/2023          27,200,000

TOTAL GEORGIA (COST $27,200,000)                                                                                         27,200,000
                                                                                                                      -------------

IDAHO - 0.59%
      3,630,000    BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT YELLOWSTONE
                   PLASTICS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)**+/-               2.53         08/01/2014           3,630,000

TOTAL IDAHO (COST $3,630,000)                                                                                             3,630,000
                                                                                                                      -------------

ILLINOIS - 6.68%
      1,500,000    CHICAGO IL ECONOMIC DEVELOPMENT REVENUE CRANE CARTON COMPANY
                   PROJECT BANKERS TRUST COMPANY LOC (ECONOMIC DEVELOPMENT
                   REVENUE LOC)**+/-                                                    2.53         06/01/2012           1,500,000
      2,285,000    GENEVA IL CONTINENTAL ENVELOPE PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE)**+/-                                            2.50         09/01/2006           2,285,000
      3,975,000    ILLINOIS FINANCE AUTHORITY MCL INCORPORATED PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                                2.50         06/01/2017           3,975,000
      1,100,000    ILLINOIS FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY
                   PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                        2.53         06/01/2011           1,100,000
      6,000,000    ILLINOIS FINANCING AUTHORITY MFHR MILLAGEBROOK APARTMENTS
                   PROJECT (MULTI-FAMILY HOUSING REVENUE LOC)**+/-                      2.39         05/01/2035           6,000,000
     19,000,000    ILLINOIS HOUSING DEVELOPMENT AUTHORITY REVENUE HOMEOWNER
                   MORTGAGE A3 (HOUSING REVENUE LOC)**+/-                               2.40         08/01/2035          19,000,000
      3,015,000    LAKE COUNTY IL BROWN PAPER GOODS PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE LOC)**+/-                                        2.70         10/01/2021           3,015,000
      2,600,000    LAKE COUNTY IL INDUSTRIAL DEVELOPMENT REVENUE NORTHPOINT
                   ASSOCIATION (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                    2.40         07/01/2029           2,600,000
      2,000,000    LAKE ZURICH IL INDUSTRIAL DEVELOPMENT REVENUE (ECONOMIC
                   DEVELOPMENT REVENUE)**+/-                                            2.50         12/01/2009           2,000,000

TOTAL ILLINOIS (COST $41,475,000)                                                                                        41,475,000
                                                                                                                      -------------

INDIANA - 0.49%
      1,465,000    WHITING IN ENVIRONMENTAL FACILITIES REVENUE AMOCO OIL COMPANY
                   PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                        2.40         07/01/2031           1,465,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
INDIANA (continued)
$     1,550,000    WHITING IN ENVIRONMENTAL FACILITIES REVENUE BP PRODUCTS
                   PROJECT SERIES C (INDUSTRIAL DEVELOPMENT REVENUE)**+/-              2.40%         07/01/2034    $      1,550,000

TOTAL INDIANA (COST $3,015,000)                                                                                           3,015,000
                                                                                                                      -------------

IOWA - 0.66%
      1,515,000    ELDRIDGE IA AMERICAN FINISHING RESOURCES INCORPORATED
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                               2.75          03/01/2015           1,515,000
      2,550,000    IOWA FINANCE AUTHORITY DIXIE BEDDING COMPANY PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                               2.99          04/01/2015           2,550,000

TOTAL IOWA (COST $4,065,000)                                                                                              4,065,000
                                                                                                                      -------------

KENTUCKY - 1.83%
      3,000,000    CARROLL COUNTY KY SOLID WASTE DISPOSAL REVENUE BPB
                   ACQUISITION PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)**+/-       2.40          05/01/2031           3,000,000
      4,155,000    DAVIESS COUNTY KY MULTI-FAMILY PARK REGENCY (HOUSING REVENUE)
                   **+/-                                                               2.45          07/01/2020           4,155,000
      1,660,000    KENTUCKY HOUSING CORPORATION SFMR SERIES 2003A
                   (HOUSING REVENUE)**+/-                                              2.42          12/01/2005           1,660,000
      2,570,000    MADISONVILLE KY PERIOD INCORPORATED PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE)**+/-                                           2.53          05/01/2015           2,570,000

TOTAL KENTUCKY (COST $11,385,000)                                                                                        11,385,000
                                                                                                                      -------------

LOUISIANA - 4.03%
      7,200,000    CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                   ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (INDUSTRIAL
                   DEVELOPMENT REVENUE)**+/-                                           2.40          07/01/2026           7,200,000
      9,500,000    PORT NEW ORLEANS LA BOARD REVENUE (OTHER REVENUE LOC)**+/-          2.39          06/01/2034           9,500,000
      8,300,000    ST. CHARLES PARISH LA PCR SHELL OIL COMPANY NORCO PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                               2.40          09/01/2023           8,300,000

TOTAL LOUISIANA (COST $25,000,000)                                                                                       25,000,000
                                                                                                                      -------------

MAINE - 1.45%
      9,000,000    MAINE STATE HOUSING AUTHORITY MULTI-FAMILY REVENUE PARK
                   VILLAGE (HOUSING REVENUE LOC)**+/-                                  2.40          10/28/2032           9,000,000

TOTAL MAINE (COST $9,000,000)                                                                                             9,000,000
                                                                                                                      -------------

MICHIGAN - 1.66%
     10,320,000    WAYNE COUNTY MI AIRPORT AUTHORITY REVENUE (AIRPORT REVENUE
                   LOC)**+/-                                                           2.41          12/01/2024          10,320,000

TOTAL MICHIGAN (COST $10,320,000)                                                                                        10,320,000
                                                                                                                      -------------

MINNESOTA - 7.20%
      1,060,000    HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
                   STONE ARCH APARTMENTS PROJECT LASALLE BANK NA LOC
                   (MULTI-FAMILY HOUSING REVENUE)**+/-                                 2.39          04/15/2035           1,060,000
      2,140,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   AIRPORT REVENUE (AIRPORT REVENUE LOC)**+/-                          2.41          01/01/2013           2,140,000
      2,235,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   AIRPORT REVENUES (AIRPORT REVENUE LOC)**+/-                         2.37          01/01/2023           2,235,000
      1,200,000    MINNEAPOLIS MN MFHR DRIFTWOOD APARTMENTS PROJECT A
                   (HOUSING REVENUE)**+/-                                              2.44          10/01/2024           1,200,000
      2,350,000    MINNEAPOLIS MN MFHR GATEWAY REAL ESTATE(HOUSING REVENUE)**+/-       2.39          10/01/2032           2,350,000
     12,000,000    MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES B (HOUSING
                   REVENUE)**+/-                                                       2.40          01/01/2033          12,000,000
        900,000    MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
                   REVENUE LOC)**+/-                                                   2.40          01/01/2035             900,000
      8,000,000    MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                   REVENUE)                                                            2.95          05/18/2006           8,000,000
      2,605,000    MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES J (HOUSING
                   REVENUE)**+/-                                                       2.40          07/01/2033           2,605,000
      1,400,000    MONTROSE MN INDUSTRIAL DEVELOPMENT REVENUE LYMAN LUMBER
                   COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)**+/-           2.40          05/01/2026           1,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA (continued)
$     3,020,000    ST. LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
                   COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                   LOC)**+/-                                                           2.39%         09/15/2031    $      3,020,000
      1,130,000    ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                   COOLING REVENUE SERIES I (INDUSTRIAL DEVELOPMENT REVENUE
                   LOC)**+/-                                                           2.41          06/01/2015           1,130,000
        850,000    ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                   COOLING REVENUE SERIES L DEXIA CREDIT LOC (INDUSTRIAL
                   DEVELOPMENT REVENUE LOC)**+/-                                       2.41          03/01/2018             850,000
      1,400,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
                   DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                   LOC)**+/-                                                           2.40          03/01/2022           1,400,000
      4,380,000    ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES
                   2005 4 SERIES I (OTHER REVENUE LOC)**+/-                            2.39          12/01/2025           4,380,000

TOTAL MINNESOTA (COST $44,670,000)                                                                                       44,670,000
                                                                                                                      -------------

MISSISSIPPI - 0.50%
      1,000,000    MISSISSIPPI BUSINESS FINANCE CORPORATION ABT COMPANY
                   INCORPORATED PROJECT SERIES A+/-                                    2.49          04/01/2022           1,000,000
      1,090,000    MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM &
                   GLASS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                 2.54          01/01/2014           1,090,000
      1,000,000    MISSISSIPPI BUSINESS FINANCE CORPORATION MS INDUSTRIAL
                   DEVELOPMENT REVENUE REGIONAL ASSEMBLY & MANUFACTURING PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE LOC)**+/-                           2.40          12/01/2018           1,000,000

TOTAL MISSISSIPPI (COST $3,090,000)                                                                                       3,090,000
                                                                                                                      -------------

MISSOURI - 0.53%
      3,300,000    HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE)**+/-                                           2.50          03/01/2010           3,300,000

TOTAL MISSOURI (COST $3,300,000)                                                                                          3,300,000
                                                                                                                      -------------

NEVADA - 2.16%
      8,400,000    CLARK COUNTY NV NEVADA COGENERATION ASSOCIATION II
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                               2.40          12/01/2022           8,400,000
      5,000,000    CLARK COUNTY NV PASSENGER FACILITIES CHARGE REVENUE MCCARRAN
                   INTERNATIONAL AIRPORT A2 (OTHER REVENUE LOC)**+/-                   2.39          07/01/2022           5,000,000

TOTAL NEVADA (COST $13,400,000)                                                                                          13,400,000
                                                                                                                      -------------

NEW YORK - 8.57%
      2,150,000    NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION MFHR
                   ATLANTIC COURT APARTMENTS SERIES A (MULTI-FAMILY HOUSING
                   REVENUE)**+/-                                                       2.35          12/01/2036           2,150,000
      2,500,000    NEW YORK STATE HFA REVENUE 101 WEST (HOUSING REVENUE
                   LOC)**+/-                                                           2.37          05/15/2031           2,500,000
        750,000    NEW YORK STATE HFA REVENUE 240 EAST 39TH STREET HOUSING
                   (HOUSING REVENUE LOC)**+/-                                          2.35          05/15/2030             750,000
      3,000,000    NEW YORK STATE HFA REVENUE 345 EAST 94TH STREET HOUSING
                   SERIES A (HOUSING REVENUE LOC)**+/-                                 2.37          11/01/2030           3,000,000
      4,850,000    NEW YORK STATE HFA REVENUE 363 WEST 30TH STREET A (HOUSING
                   REVENUE LOC)**+/-                                                   2.34          11/01/2032           4,850,000
      4,800,000    NEW YORK STATE HFA REVENUE OCEAN PARK APARTMENTS HOUSING
                   SERIES A (HOUSING REVENUE LOC)**+/-                                 2.35          05/15/2035           4,800,000
     13,000,000    NEW YORK STATE HFA REVENUE SAVILLE HOUSING SERIES A (HOUSING
                   REVENUE LOC)**+/-                                                   2.35          11/01/2035          13,000,000
     22,100,000    NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE
                   LOC)**+/-                                                           2.34          05/01/2029          22,100,000

TOTAL NEW YORK (COST $53,150,000)                                                                                        53,150,000
                                                                                                                      -------------

NORTH CAROLINA - 1.37%
      5,530,000    GUILFORD COUNTY NC INDUSTRIAL FACILITIES & POLLUTION CONTROL
                   FINANCING AUTHORITY INDUSTRIAL DEVELOPMENT CRESCENT SLEEP
                   PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                       2.99          09/01/2019           5,530,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
NORTH CAROLINA (continued)
$     3,000,000    RALEIGH DURHAM NC AIRPORT AUTHORITY AIRPORT REVENUE PROJECT
                   2569 (AIRPORT REVENUE LOC)**+/-                                      2.41%        05/01/2015    $      3,000,000

TOTAL NORTH CAROLINA (COST $8,530,000)                                                                                    8,530,000
                                                                                                                      -------------

OHIO - 0.23%
      1,420,000    FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                                2.75         10/01/2021           1,420,000

TOTAL OHIO (COST $1,420,000)                                                                                              1,420,000
                                                                                                                      -------------

OREGON - 3.23%
     20,000,000    OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT MORTGAGE
                   REVENUE SINGLE FAMILY MORTGAGE PROJECT SERIES P (HOUSING
                   REVENUE)                                                             3.00         03/15/2006          20,066,993

TOTAL OREGON (COST $20,066,993)                                                                                          20,066,993
                                                                                                                      -------------

PENNSYLVANIA - 3.29%
      2,250,000    DELAWARE COUNTY PA IDA REVENUE (INDUSTRIAL DEVELOPMENT
                   REVENUE LOC)**+/-                                                    2.38         11/01/2038           2,250,000
      3,910,000    PENNSYLVANIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                   EXEMPT FACILITIES REVENUE PROJECT SERIES B (ECONOMIC
                   DEVELOPMENT REVENUE)**+/-                                            2.40         11/01/2041           3,910,000
      3,700,000    PENNSYLVANIA STATE HIGHER EDUCATIONAL ASSISTANCE AGENCY
                   STUDENT LOAN REVENUE SERIES A (COLLEGE AND UNIVERSITY
                   REVENUE LOC)**+/-                                                    2.39         06/01/2029           3,700,000
      9,450,000    PENNSYLVANIA STATE HIGHER EDUCATIONAL ASSISTANCE AGENCY
                   STUDENT LOAN REVENUE SERIES C (OTHER REVENUE LOC)**+/-               2.41         07/01/2018           9,450,000
      1,125,000    PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                   REVENUE HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE AND
                   UNIVERSITY REVENUE LOC)**+/-                                         2.35         07/01/2034           1,125,000

TOTAL PENNSYLVANIA (COST $20,435,000)                                                                                    20,435,000
                                                                                                                      -------------

SOUTH CAROLINA - 3.30%
      6,100,000    BERKELEY COUNTY SC EXEMPT FACILITIES INDUSTRIAL REVENUE AMOCO
                   CHEMICAL COMPANY PROJECT(INDUSTRIAL DEVELOPMENT REVENUE)**+/-        2.40         04/01/2028           6,100,000
      2,500,000    FLORENCE COUNTY SC ROCHE CAROLINA INCORPORATED PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                                2.40         04/01/2027           2,500,000
      1,375,000    FLORENCE COUNTY SC ROCHE CAROLINA INCORPORATED PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                                2.40         04/01/2028           1,375,000
        500,000    FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                   TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE LOC)**+/-                                        2.40         04/01/2026             500,000
      5,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                   DEVELOPMENT REVENUE SOUTH ATLANTIC CANNERS PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE LOC)**+/-                            2.39         12/01/2021           5,000,000
      5,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                   DEVELOPMENT REVENUE WASTE MANAGEMENT (INDUSTRIAL
                   DEVELOPMENT REVENUE LOC)**+/-                                        2.40         07/01/2024           5,000,000

TOTAL SOUTH CAROLINA (COST $20,475,000)                                                                                  20,475,000
                                                                                                                      -------------

TENNESSEE - 3.29%
      1,930,000    COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY
                   PERFORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)**+/-             2.53         06/01/2016           1,930,000
      8,000,000    HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                   MANUFACTURING COMPANY PROJECT (INDUSTRIAL DEVELOPMENT
                   REVENUE)**+/-                                                        2.55         05/01/2020           8,000,000
      7,515,000    SCA TAX EXEMPT TRUST PT 2518 HAMILTON COUNTY FINANCE
                   (HOUSING REVENUE LOC)**+/-                                           2.42         01/01/2030           7,515,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
TENNESSEE (continued)
$     2,950,000    SCA TAX EXEMPT TRUST PT 2520 MEMPHIS HEALTH EDUCATIONAL
                   FINANCE (HOUSING REVENUE LOC)**+/-                                  2.42%         01/01/2030    $      2,950,000

TOTAL TENNESSEE (COST $20,395,000)                                                                                       20,395,000
                                                                                                                      -------------

TEXAS - 9.49%
     13,200,000    ARRANT COUNTY TX HOUSING FINANCE CORPORATION SERIES C**+/-          2.45          12/15/2025          13,200,000
     11,300,000    CALHOUN COUNTY TX NAVY IDA PORT REVENUE FORMOSA PLASTICS
                   CORPORATION PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)**+/-       2.41          11/01/2015          11,300,000
      1,330,000    DALLAS FORT WORTH TX INTERNATIONAL AIRPORT REVENUE (AIRPORT
                   REVENUE LOC)**+/-                                                   2.41          11/01/2017           1,330,000
      3,990,000    DALLAS FORT WORTH TX INTERNATIONAL AIRPORT REVENUE SERIES
                   778 Z (AIRPORT REVENUE LOC)**+/-                                    2.40          11/01/2011           3,990,000
      2,525,000    GULF COAST TX IDA ENVIRONMENTAL FACILITIES REVENUE CITGO
                   PETROLEUM CORPORATION PROJECT (INDUSTRIAL DEVELOPMENT
                   REVENUE LOC)**+/-                                                   2.40          02/01/2032           2,525,000
      5,300,000    GULF COAST TX WASTE DISPOSAL AUTHORITY BP COMPANY CHEMICAL
                   PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE)**+/-              2.40          09/01/2038           5,300,000
      4,050,000    GULF COAST TX WASTE DISPOSAL AUTHORITY BP COMPANY NORTH
                   AMERICA PROJECT (OTHER REVENUE)**+/-                                2.40          07/01/2034           4,050,000
      2,060,000    HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION
                   INDUSTRIAL DEVELOPMENT REVENUE PRECISION GENERAL INCORPORATED
                   PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                       2.40          10/01/2016           2,060,000
      2,500,000    MONTGOMERY COUNTY TX IDA POROUS MEDIA LIMITED PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                               2.54          09/01/2015           2,500,000
      2,500,000    NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT
                   LOAN REVENUE SERIES A (OTHER REVENUE LOC)**+/-                      2.40          04/01/2036           2,500,000
      8,425,000    TEXAS STATE TRAN                                                    3.00          08/31/2005           8,427,030
      1,700,000    WEST SIDE CALHOUN COUNTY TX NAVAL DISTRICT BP CHEMICALS
                   INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)**+/-          2.40          04/01/2031           1,700,000

TOTAL TEXAS (COST $58,882,030)                                                                                           58,882,030
                                                                                                                      -------------

UTAH - 1.21%
      7,500,000    UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A
                   (HOUSING REVENUE)**+/-                                              2.83          07/01/2038           7,500,000

TOTAL UTAH (COST $7,500,000)                                                                                              7,500,000
                                                                                                                      -------------

VIRGINIA - 2.77%
      6,400,000    CAPITAL REGION AIRPORT COMMISSION VA PASSENGER
                   FACILITIES CHARGE REVENUE SERIES A (OTHER REVENUE LOC)**+/-         2.39          06/01/2035           6,400,000
      5,400,000    KING GEORGE COUNTY VA IDA BIRCHWOOD POWER PARTNERS
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                               2.47          03/01/2027           5,400,000
      5,400,000    KING GEORGE COUNTY VA IDA BIRCHWOOD POWER PARTNERS SERIES A
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                               2.47          04/01/2026           5,400,000

TOTAL VIRGINIA (COST $17,200,000)                                                                                        17,200,000
                                                                                                                      -------------

WASHINGTON - 4.51%
      2,450,000    PORT BELLINGHAM WA INDUSTRIAL DEVELOPMENT CORPORATION BP WEST
                   COAST PRODUCTS LLC PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)
                   **+/-                                                               2.40          03/01/2038           2,450,000
      4,700,000    PORT SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION REVENUE
                   CROWLEY MARINE SERVICES PROJECT (AIRPORT REVENUE LOC)**+/-          2.40          12/31/2021           4,700,000
      7,325,000    SCA TAX EXEMPT TRUST PT 2519 WASHINGTON STATE HOUSING FINANCE
                   (HOUSING REVENUE LOC)**+/-                                          2.42          01/01/2030           7,325,000
      8,000,000    WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                   SOLID WASTE DISPOSAL REVENUE WASTE  MANAGEMENT INCORPORATED
                   PROJECT SERIES D (POLLUTION CONTROL REVENUE LOC)**+/-               2.39          07/01/2027           8,000,000
      5,500,000    WASHINGTON STATE HOUSING FINANCE COMMISSION MULTI-FAMILY
                   REVENUE PARK VISTA RETIREMENT PROJECT A (HOUSING REVENUE
                   LOC)**+/-                                                           2.38          03/01/2041           5,500,000

TOTAL WASHINGTON (COST $27,975,000)                                                                                      27,975,000
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
WEST VIRGINIA - 3.03%
$    18,800,000    MARION COUNTY WV COMMISSION SOLID WASTE DISPOSAL FACILITIES
                   REVENUE GRANT TOWN PROJECT A (SOLID WASTE REVENUE LOC) **+/-        2.39%         10/01/2017    $     18,800,000

TOTAL WEST VIRGINIA (COST $18,800,000)                                                                                   18,800,000
                                                                                                                   ----------------

WISCONSIN - 3.13%
      1,830,000    ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY PROJECT
                   (INDUSTRIAL DEVELOPMENT REVENUE)**+/-                               2.53          05/01/2020           1,830,000
      1,285,000    MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE)**+/-                                           2.53          05/01/2020           1,285,000
      3,500,000    MILWAUKEE WI REDEVELOPMENT AUTHORITY HELWIG CARBON PRODUCTS
                   SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)**+/-(b)                   2.53          11/01/2028           3,500,000
      3,300,000    NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE)**+/-                                           2.53          07/01/2021           3,300,000
      6,700,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                   OWNERSHIP REVENUE SERIES I FSA INSURED (HOUSING REVENUE LOC)
                   **+/-                                                               2.40          09/01/2032           6,700,000
      2,780,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOUSING
                   REVENUE SERIES F (HOUSING REVENUE LOC)**+/-                         2.38          11/01/2033           2,780,000

TOTAL WISCONSIN (COST $19,395,000)                                                                                       19,395,000
                                                                                                                   ----------------

MULTIPLE STATES- 2.92%
         15,000    CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS**+/-++                     2.68          02/01/2030              15,000
     18,105,000    CLIPPER TAX EXEMPT TRUST COP (OTHER REVENUE)+/-                     2.53          10/01/2005          18,105,000

TOTAL MULTIPLE STATES (COST $18,120,000)                                                                                 18,120,000
                                                                                                                   ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $598,602,023)                                                                       598,602,023
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $619,702,023)*                                               99.88%                                          $    619,702,023

OTHER ASSETS AND LIABILITIES, NET                                   0.12                                                    739,354
                                                                  ------                                           ----------------

TOTAL NET ASSETS                                                  100.00%                                          $    620,441,377
                                                                  ------                                           ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

** THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(b) SECURITY WAS ACQUIRED THROUGH A PRIVATE PLACEMENT AND MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. ADDITIONAL INFORMATION ON THE SECURITY IS AS FOLLOWS:

      SECURITY                                                                ACQUISITION DATE    PRINCIPAL      COST
      MILWAUKEE WI REDEVELOPMENT AUTHORITY HELWIG CARBON PRODUCTS SERIES A    2/27/00 - 5/8/03   $3,500,000   $3,500,000

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


7

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund and C&B Mid Cap Value Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 14, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund and C&B Mid Cap Value Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 14, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Wells Fargo Funds Trust


                                             By: /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President


                                             By: /s/ Stacie D. DeAngelo

                                                 Stacie D. DeAngelo
                                                 Treasurer

Date: September 14, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             Wells Fargo Funds Trust


                                             By: /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President


                                             By: /s/ Stacie D. DeAngelo

                                                 Stacie D. DeAngelo
                                                 Treasurer

Date: September 14, 2005